Loan to Employee	12 Months Ended
Dec. 31, 2020
Loan To Employee [Abstract]
LOAN TO EMPLOYEE

NOTE 4 – LOAN TO EMPLOYEE

Pursuant to the loan agreement dated June 15, 2019, the Company has agreed to loan RMB1,200,000 (approximately $172,000) to Yong Zhang, an employee of the Company. The loan is unsecured, non-interest bearing, and due within one year. The loan has been fully collected during the year ended December 31, 2020.